Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Business Combinations [Abstract]
Summary of Fair Value the Identifiable Assets Acquired and Liabilities Assumed

Following are the details of the fair value the identifiable assets acquired and liabilities assumed at April 1, 2015.

Identifiable Assets Acquired
Cash and cash equivalents	Ps.	383,799
Trade accounts receivable		98,211
Other current assets		78,597
Machinery and equipment		398,072
Improvements to concession assets		1,816,380
Airport concessions		2,684,026
Other assets		74,926
Total identifiable assets acquired		5,534,011

Liabilities Assumed
Accounts playable		(155,515)
Loans		(658,981)
Deferred income taxes		(749,579)
Total current liabilities		(1,564,075)
Net assets acquired		3,969,936
Cash consideration paid		2,927,367
Fair value of non-controlling interest		852,825
		3,780,192
Bargain purchase gain	Ps.	189,744

Summary of Pro Forma Consolidated Statement of Profit or Loss and Other Comprehensive Income

Following is the pro forma consolidated statement of profit or loss and other comprehensive income to present the revenues and income of the combined entity as if the acquisition had occurred on January 1, 2015. In addition to provide analysts and investors a better understanding of the acquisition, the condensed consolidated statement of profit or loss and other comprehensive income of the Company for the year 2014, was presented for comparative purposes.

	December 2014		December 2015
Revenues:
Aeronautical revenue	Ps.	3,925,736	Ps.	5,622,575
No aeronautical revenue		1,338,542		1,933,760
Improvements to concession assets		281,874		838,635
		5,546,152		8,394,970
Operating costs:
Costs of services		1,161,588		1,637,919
Technical assistance fees		194,228		242,456
Concession taxes		261,577		525,745
Depreciation and amortization		925,220		1,224,123
Cost of improvements to concession assets		281,874		838,635
Other income		(43,424)		(254,236)
		2,781,063		4,214,642
Operating income		2,765,089		4,180,328
Finance costs		(7,990)		(406,839)
Share of loss of associate		—		(15,733)
Income before income taxes		2,757,099		3,757,756
Income taxes		514,579		884,517
Profit for the year		2,242,520		2,873,239
Other comprehensive income
Exchange differences on translating foreign operations		—		427,238
Comprehensive income	Ps.	2,242,520	Ps.	3,300,477
Profit for the year attributable to:
Controlling interest	Ps.	2,242,520	Ps.	2,816,523
Non-controlling interest		—		56,716
	Ps.	2,242,520	Ps.	2,873,239
Total comprehensive income for the year attributable to:
Controlling interest	Ps.	2,242,520	Ps.	3,176,861
Non-controlling interest		—		123,616
	Ps.	2,242,520	Ps.	3,300,477